united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares	Security			Market Value

	COMMON STOCK - 67.50%
	CANADA - 2.91%
140,812	TransCanada Corp.			$6,092,410
115,242	Metro, Inc.			3,917,518
				10,009,928
	CHILE - 1.24%
130,374	Cia Cervecerias Unidas SA			3,251,527
102,546,552	Vina San Pedro Tarapaca SA			1,020,137
				4,271,664
	DENMARK - 1.69%
113,151	ISS A/S			3,889,374
190,576	Matas A/S			1,547,322
8,247	Topdanmark A/S			361,165
				5,797,861
	FINLAND - 0.73%
145,387	Tikkurila Oyj			2,495,811

	FRANCE - 6.69%
46,839	Air Liquide SA			5,891,041
18,350	Unibail-Rodamco-Westfield			4,040,465
35,979	Schneider Electric SE			3,000,804
28,695	Sodexo SA			2,869,130
28,962	Danone SA			2,126,379
17,666	Eiffage SA			1,922,338
30,703	Valeo SA			1,678,730
4,402	LVMH Moet Hennessy Louis Vuitton SE			1,466,116
				22,995,003
	GERMANY - 5.33%
87,577	Brenntag AG			4,880,443
43,082	Bayerische Motoren Werke AG			3,905,658
173,497	Hamburger Hafen und Logistik AG			3,768,544
25,998	Fraport AG Frankfurt Airport Services Worldwide			2,508,383
31,720	Hornbach Holding AG & Co. KGaA			2,289,235
31,591	Hornbach Baumarkt AG			975,793
				18,328,056
	HONG KONG - 3.23%
3,905,926	Kerry Logistics Network Ltd.			5,446,471
343,000	Hongkong Land Holdings Ltd.			2,452,450
296,900	Hysan Development Co. Ltd.			1,657,518
671,517	Mandarin Oriental International Ltd.			1,564,635
				11,121,074
	INDONESIA - 0.74%
2,668,562	Indocement Tunggal Prakarsa Tbk PT			2,541,931

	ISRAEL - 0.59%
448,400	Israel Chemicals LTd.			2,046,957

	JAPAN - 4.90%
214,275	Mitsubishi Estate Co. Ltd.			3,748,821
135,051	Nagaileben Co. Ltd. *			3,434,978
271,995	Ichiyoshi Securities Co. Ltd. *			2,948,056
42,573	Aica Kogyo Co. Ltd. *			1,495,813
97,000	Astellas Pharma, Inc.			1,479,772
9,752	Shimano, Inc.			1,432,213
65,330	Sekisui Jushi Corp. *			1,371,331
4,796	FANUC Corp.			953,222
				16,864,206
	MALAYSIA - 0.94%
1,545,000	Genting Bhd.			3,216,599

	MEXICO - 1.06%
131,480	Fresnillo PLC			1,984,211
435,016	Grupo Televisa SAB *			1,650,017
				3,634,228
	NETHERLANDS - 2.19%
109,793	Koninklijke Vopak NV			5,073,521
102,927	Koninklijke Ahold Delhaize NV			2,464,665
				7,538,186
Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares	Security			Market Value

	COMMON STOCK - 67.50% (continued)
	SINGAPORE - 1.03%
1,040,366	ComfortDelGro Corp. Ltd.			$1,794,393
203,369	Oversea-Chinese Banking Corp. Ltd.			1,737,406
				3,531,799
	SOUTH KOREA - 0.60%
21,700	KT&G Corp.			2,083,356

	SWEDEN - 4.39%
186,969	ICA Gruppen AB			5,734,266
347,738	Mekonomen AB *			4,806,427
130,637	Loomis AB			4,541,866
				15,082,559
	SWITZERLAND - 4.33%
51,173	Novartis AG			3,890,037
43,050	Nestle SA			3,342,972
14,999	Roche Holding AG			3,340,432
4,954	Swatch Group AG			2,356,689
23,117	Cie Financiere Richemont SA			1,963,649
				14,893,779
	THAILAND - 2.84%
6,318,000	Krung Thai Bank PCL			3,184,745
500,160	Siam City Cement PCL			3,034,475
264,400	Bangkok Bank PCL			1,584,165
2,942,100	Thai Beverage PCL			1,554,724
65,350	Bangkok Bank PCL (NVDR)			385,630
				9,743,739
	UNITED KINGDOM - 1.71%
785,000	Merlin Entertainments PLC			4,006,231
45,330	Spectris PLC			1,561,415
71,483	Rotork PLC			315,755
				5,883,401
	UNITED STATES - 20.36%
104,294	Henry Schein, Inc. *			7,575,916
89,716	Colgate-Palmolive Co.			5,814,494
100,963	Tapestry, Inc.			4,715,982
165,856	Mosaic Co.			4,652,261
16,808	O'Reilly Automotive, Inc. *			4,598,165
13,139	WW Grainger, Inc.			4,052,068
45,518	Target Corp.			3,464,830
27,455	United Technologies Corp.			3,432,699
31,400	Carlisle Cos, Inc.			3,400,934
251,794	NOW, Inc. *			3,356,414
42,818	Omnicom Group, Inc.			3,265,729
46,900	Emerson Electric Co.			3,242,666
33,053	TJX Cos, Inc.			3,145,984
35,558	CarMax, Inc. *			2,591,111
12,629	3M Co.			2,484,377
46,826	Sonoco Products Co.			2,458,365
29,040	Scotts Miracle-Gro Co.			2,414,966
29,988	EnerSys			2,238,304
10,536	McDonald's Corp.			1,650,886
7,000	FleetCor Technologies, Inc. *			1,474,550
				70,030,701

	TOTAL COMMON STOCK (Cost - $227,841,230)			232,110,838

Principal	Security	Coupon	Maturity	Market Value
	BONDS & NOTES - 7.53%
	LUXEMBOURG - 0.45%
$1,550,000	Allergan Funding SCS	2.45%	6/15/2019	$1,542,491

	NETHERLANDS - 0.21%
701,000	LyondellBasell Industries NV	5.00%	4/15/2019	707,931

	SWITZERLAND - 0.21%
700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 144A **	4.13%	4/14/2021	722,638

	UNITED KINGDOM - 0.08%
276,000	Vodafone Group PLC	4.63%	7/15/2018	276,173

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 7.53% (Continued)
	UNITED STATES - 6.58%
$2,550,000	PHI, Inc.	5.25%	3/15/2019	$2,492,625
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,032,115
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000 **	2.87%	2/9/2022	2,024,225
1,700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000 **	3.92%	11/29/2023	1,756,116
1,500,000	CVS Health Corp., Quarterly US LIBOR +0.6300 **	2.96%	3/9/2020	1,505,781
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,493,411
1,500,000	Ford Moror Credit Co. LLC	2.68%	1/9/2020	1,485,931
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,484,267
1,146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400 **	3.66%	3/4/2021	1,172,868
1,000,000	Synchrony Financial	2.60%	1/15/2019	998,078
1,000,000	Newell Brands, Inc.	2.88%	12/1/2019	996,318
1,000,000	United Technologies Corp.	1.90%	5/4/2020	980,866
961,000	Kraft Heinz Foods Co.	2.00%	7/2/2018	961,000
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	811,490
800,000	Mondelez International, Inc., Quarterly US LIBOR +0.5200 **	2.88%	2/1/2019	801,311
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800 **	3.04%	1/30/2020	503,302
450,000	SUPERVALU, Inc.	6.75%	6/1/2021	457,740
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	347,914
245,000	Verizon Communications, Inc., Quarterly US LIBOR +1.7500 **	4.09%	9/14/2018	245,847
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	80,019
				22,631,224

	TOTAL BONDS & NOTES (Cost - $25,907,547)			25,880,457

Shares
	EXCHANGE TRADED FUND - COMMODITY - 3.57%
103,341	SPDR Gold Shares *			12,261,410

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $12,482,845)			12,261,410

		Coupon	Maturity
	PREFERRED STOCK - 2.83%
161,780	Bank of America Corp., Quarterly US LIBOR +0.5000 **	4.00%	9/9/2018	3,840,657
134,729	Goldman Sachs Group, Quarterly US LIBOR +0.7500 **	4.00%	9/9/2018	3,240,232
70,684	Pacific Gas & Electric Co.	5.50%	Perpetual	1,636,335
48,424	Pacific Gas & Electric Co.	5.00%	Perpetual	1,009,640

	TOTAL PREFERRED STOCK - (Cost - $9,491,677)			9,726,864

	PRIVATE INVESTMENT FUND - 1.74%
5,609,778	Coast Capital Mercury Fund LP *#			6,002,462

	TOTAL PRIVATE INVESTMENT FUND (Cost - $7,800,000)			6,002,462

	REAL ESTATE INVESTMENT TRUSTS - 2.11%
65,590	Ventas, Inc.			3,735,350
213,952	Monmouth Real Estate Investment Corp.			3,536,627

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $6,412,209)			7,271,977

Principal		Coupon	Maturity

	US GOVERNMENT & AGENCY OBLIGATIONS - 9.03%
	US TREASURY NOTES - 9.03%
$25,700,000	United States Treasury Note	1.38%	7/31/2019	25,421,918
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,959,922
2,700,000	United States Treasury Note	1.38%	9/30/2019	2,664,879

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $31,404,316)			31,046,719

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares	Security			Market Value
	SHORT-TERM INVESTMENT - 5.20%
	MONEY MARKET FUND - 5.20%
17,899,703	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.74% ^			17,899,703

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,899,703)			17,899,703

	TOTAL INVESTMENTS - 99.51% (Cost - $339,239,527)			342,200,430
	OTHER ASSETS IN EXCESS OF LIABILITES - 0.49%			1,669,925
	NET ASSETS - 100.00%			343,870,355

NVDR-Non-Voting Depository Receipt
PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
** Floating rate security
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $722,638 or 0.21% of net assets
# Security fair valued as of June 30, 2018 in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as June 30, 2018 amounted to $6,002,462, which represents approximately 1.74% of the net assets of the Fund.
^ Interest rate reflects seven-day effective yield on June 30, 2018

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

As of June 30, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2018	(Depreciation) *
To Buy:
Danish Krone	7/3/2018	State Street Bank	508,968	$79,330	$79,786	$456
Euro	7/3/2018	State Street Bank	645,916	754,159	754,471	312
Swedish Krona	7/9/2018	State Street Bank	21,923,521	2,475,560	2,449,298	(26,262)
Swiss Franc	10/19/2018	State Street Bank	1,200,000	1,225,212	1,223,983	(1,229)
				$4,534,261	$4,507,538	$(26,723)

To Sell:
British Pound	7/3/2018	State Street Bank	517,222	$680,495	$682,669	$(2,174)
Canadian Dollar	10/19/2018	State Street Bank	2,300,000	1,823,486	1,752,912	70,574
Chilean Peso	12/13/2018	State Street Bank	1,000,000,000	1,581,200	1,530,306	50,894
Danish Krone	7/9/2018	State Street Bank	7,700,000	1,278,069	1,207,763	70,306
Euro	7/9/2018	State Street Bank	7,360,382	9,089,384	8,601,188	488,196
Japanese Yen	7/24/2018	State Street Bank	236,500,000	2,165,612	2,139,631	25,981
Singapore Dollar	7/24/2018	State Street Bank	965,000	733,540	708,586	24,954
Swedish Krona	7/9/2018	State Street Bank	20,200,000	2,528,781	2,256,828	271,953
Swiss Franc	10/19/2018	State Street Bank	1,200,000	1,260,743	1,223,983	36,760
				$21,141,310	$20,103,866	$1,037,444

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2018
Sector Allocation (based on total value of investments as of June 30, 2018) ^

Consumer Discretionary					21.46%
Consumer Staples					19.88%
Financial					12.16%
Industrial					12.07%
US Government & Agency Obligations					9.07%
Basic Materials					7.46%
Short-Term Investments					5.23%
Energy					5.00%
Gold					3.58%
Communications					1.69%
Utilities					1.37%
Technology					1.03%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares	Security			Market Value
	COMMON STOCK - 77.40%
	CANADA - 4.47%
109,040	TransCanada Corp.			$4,717,754
87,751	Metro, Inc.			2,982,993
				7,700,747
	CHILE - 2.06%
108,423	Cia Cervecerias Unidas SA			2,704,070
84,677,397	Vina San Pedro Tarapaca SA			842,374
				3,546,444
	DENMARK - 2.68%
84,671	ISS A/S			2,910,423
168,593	Matas A/S			1,368,838
7,474	Topdanmark A/S			327,312
				4,606,573
	FINLAND - 1.32%
132,782	Tikkurila Oyj			2,279,425

	FRANCE - 11.21%
38,311	Air Liquide SA			4,818,456
14,250	Unibail-Rodamco-Westfield			3,137,691
26,289	Sodexo SA			2,628,561
29,619	Schneider Electric SE			2,470,353
23,964	Danone SA			1,759,428
16,026	Eiffage SA			1,743,880
4,147	LVMH Moet Hennessy Louis Vuitton SE			1,381,186
24,896	Valeo SA			1,361,224
				19,300,779
	GERMANY - 7.90%
69,576	Brenntag AG			3,877,293
33,226	Bayerische Motoren Werke AG			3,012,148
122,750	Hamburger Hafen und Logistik AG			2,666,264
17,699	Fraport AG Frankfurt Airport Services Worldwide			1,707,665
22,710	Hornbach Holding AG & Co. KGaA			1,638,983
22,893	Hornbach Baumarkt AG			707,127
				13,609,480
	HONG KONG - 4.95%
2,631,377	Kerry Logistics Network Ltd.			3,669,224
253,350	Hongkong Land Holdings Ltd.			1,811,452
280,900	Hysan Development Co. Ltd.			1,568,194
632,083	Mandarin Oriental International Ltd.			1,472,753
				8,521,623
	INDONESIA - 1.10%
1,982,613	Indocement Tunggal Prakarsa Tbk PT			1,888,532

	ISRAEL - 1.02%
384,127	Israel Chemicals Ltd.			1,753,549

	JAPAN - 8.33%
177,025	Mitsubishi Estate Co. Ltd.			3,097,118
111,024	Nagaileben Co. Ltd. *			2,823,859
224,605	Ichiyoshi Securities Co. Ltd. *			2,434,413
45,442	Aica Kogyo Co. Ltd. *			1,596,616
84,000	Astellas Pharma, Inc.			1,281,452
8,438	Shimano, Inc.			1,239,235
54,020	Sekisui Jushi Corp. *			1,133,925
3,714	FANUC Corp.			738,171
				14,344,789
	MALAYSIA - 1.51%
1,253,000	Genting Bhd.			2,608,672

	MEXICO - 1.69%
101,464	Fresnillo PLC			1,531,229
365,939	Grupo Televisa SAB *			1,388,008
				2,919,237
	NETHERLANDS - 3.54%
86,357	Koninklijke Vopak NV			3,990,546
87,784	Koninklijke Ahold Delhaize NV			2,102,054
				6,092,600
Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares	Security			Market Value
	COMMON STOCK - 77.40% (continued)
	SINGAPORE - 1.87%
190,901	Oversea-Chinese Banking Corp. Ltd.			$1,630,890
921,634	ComfortDelGro Corp. Ltd.			1,589,607
				3,220,497
	SOUTH KOREA - 0.99%
17,700	KT&G Corp.			1,699,327

	SWEDEN - 6.89%
150,310	ICA Gruppen AB			4,609,949
106,268	Loomis AB			3,694,628
257,348	Mekonomen AB *			3,557,058
				11,861,635
	SWITZERLAND - 6.55%
12,245	Roche Holding AG			2,727,087
35,579	Novartis AG			2,704,622
33,455	Nestle SA			2,597,889
19,853	Cie Financiere Richemont SA			1,686,392
3,275	Swatch Group AG			1,557,965
				11,273,955
	THAILAND - 4.33%
4,416,000	Krung Thai Bank PCL			2,225,995
347,204	Siam City Cement PCL			2,106,490
281,300	Bangkok Bank PCL			1,685,423
2,171,200	Thai Beverage PCL			1,147,350
49,450	Bangkok Bank PLC (NVDR)			291,804
				7,457,062
	UNITED KINGDOM - 2.95%
678,012	Merlin Entertainment PLC			3,460,220
38,675	Spectris PLC			1,332,180
66,105	Rotork PLC			291,999
				5,084,399
	UNITED STATES - 2.04%
125,634	Mosaic, Co.			3,524,034

	TOTAL COMMON STOCK (Cost - $135,706,249)			133,293,359

Principal		Coupon	Maturity
	BONDS & NOTES - 0.07%
	UNITED KINGDOM - 0.07%
$124,000	Vodafone Group PLC	4.63%	7/15/2018	124,078

	TOTAL BONDS & NOTES (Cost - $124,152)			124,078

Shares
	EXCHANGE TRADED FUND - COMMODITY - 3.90%
56,595	SPDR Gold Shares *			6,714,997

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $6,821,485)			6,714,997

	PRIVATE INVESTMENT FUND - 1.87%
3,003,562	Coast Capital Mercury Fund LP *#			3,213,811

	TOTAL PRIVATE INVESTMENT FUND (Cost - $4,200,000)			3,213,811
Principal		Coupon	Maturity
	US GOVERNMENT & AGENCY OBLIGATIONS - 10.79%
	US TREASURY NOTE - 10.79%
$12,000,000	United States Treasury Note	1.38%	7/31/2019	11,870,156
4,500,000	United States Treasury Note	1.25%	8/31/2019	4,439,883
2,300,000	United States Treasury Note	1.38%	9/30/2019	2,270,082
				18,580,121

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $18,797,392)			18,580,121

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares	Security			Market Value
	SHORT-TERM INVESTMENT - 5.04%
	MONEY MARKET FUND - 5.04%
8,673,402	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.74% ^			$8,673,402

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,673,402)			8,673,402

	TOTAL INVESTMENTS - 99.07% (Cost - $ 174,322,680)			170,599,768
	OTHER ASSETS IN EXCESS OF LIABILITITES - 0.93%			1,608,209
	NET ASSETS - 100.00%			172,207,977

NVDR-Non-Voting Depository Receipt
PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
# Security fair valued as of June 30, 2018 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as June 30, 2018 amounted to $3,213,811, which represents approximately 1.87% of the net assets of the Fund.
^ Interest rate reflects seven-day effective yield on June 30, 2018

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

As of June 30, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2018	(Depreciation) *
To Buy:
Euro	7/3/2018	State Street Bank	373,030	$435,543	$435,723	$180
Swedish Krona	7/9/2018	State Street Bank	16,000,000.00	1,808,464	1,787,587	(20,877)
Swiss Franc	10/19/2018	State Street Bank	1,050,000.00	1,072,061	1,070,985	(1,076)
				$3,316,068	$3,294,295	$(21,773)

To Sell:
British Pound	7/2/2018	State Street Bank	478,316	$629,307	$631,318	$(2,011)
Canadian Dollar	10/19/2018	State Street Bank	2,000,000	1,585,640	1,524,271	61,369
Chilean Peso	12/13/2018	State Street Bank	800,000,000	1,264,960	1,224,245	40,715
Danish Krone	7/9/2018	State Street Bank	6,772,631	1,121,281	1,062,278	59,003
Euro	7/9/2018	State Street Bank	5,960,400	7,365,123	6,965,206	399,917
Japanese Yen	7/24/2018	State Street Bank	220,000,000	2,015,140	1,990,354	24,786
Singapore Dollar	7/24/2018	State Street Bank	900,000	684,103	660,857	23,246
Swedish Krona	7/9/2018	State Street Bank	16,000,000	2,003,160	1,787,587	215,573
Swiss Franc	10/19/2018	State Street Bank	1,050,000	1,103,150	1,070,985	32,165
				$17,771,864	$16,917,101	$854,763

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2018
Sector Allocation (based on total value of investments as of June 30, 2018) ^
Consumer Staples					21.35%
Consumer Discretionary					19.76%
Basic Materials					12.02%
US Government & Agency Obligations					10.89%
Financial					10.67%
Industrial					10.28%
Energy					5.11%
Short-Term Investments					5.09%
Gold					3.94%
Communications					0.89%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the U.S. market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-U.S.) markets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities will be valued at fair value as determined by the Board (or its delegate). In this case, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee” or the “Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over the counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm Eastern Time (“ET”) or the nearest time prior to the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm ET, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the close of the NYSE, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are so significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated US market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values. The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 pm ET.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices — securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Committee may determine the fair value of such restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of June 30, 2018, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$232,110,838	$-	$-	$232,110,838
Bonds & Notes	-	25,880,457	-	25,880,457
Exchange Traded Fund - Commodity	12,261,410	-	-	12,261,410
Preferred Stock	9,726,864	-	-	9,726,864
Private Investment Fund	-	6,002,462	-	6,002,462
Real Estate Investment Trusts	7,271,977	-	-	7,271,977
US Government & Agency Obligations	-	31,046,719	-	31,046,719
Short-Term Investment	17,899,703	-	-	17,899,703
Forward Foreign Currency Contracts *	-	1,040,386	-	1,040,386
Total	$279,270,792	$63,970,024	$-	$343,240,816
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$-	$29,665	$-	$29,665

Centerstone International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$133,293,359	$-	$-	$133,293,359
Bonds & Notes	-	124,078	-	124,078
Exchange Traded Fund - Commodity	6,714,997	-	-	6,714,997
Private Investment Fund	-	3,213,811	-	3,213,811
US Government & Agency Obligations	-	18,580,121	-	18,580,121
Short-Term Investment	8,673,402	-	-	8,673,402
Forward Foreign Currency Contracts *	-	856,954	-	856,954
Total	$148,681,758	$22,774,964	$-	$171,456,722
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$-	$23,964	$-	$23,964

* Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Funds did not hold any level 3 securities during the period.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $136,696,190 and $110,863,369 for the Centerstone Investors Fund and Centerstone International Fund, respectively, were considered level 2 investments at the beginning of the period.

Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Forward Foreign Currency Contracts - As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective. As of June 30, 2018, the amount of unrealized gain on forward foreign currency exchange contracts subject to currency price risk amounted to $1,10,721 and $832,990 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding, as of June 30, 2018, are listed after each Fund’s Portfolio of Investments. For the period ended June 30, 2018, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $23,026,080 and $19,161,007 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

Centerstone Investors Fund
Gross unrealized appreciation:	$16,010,013
Gross unrealized depreciation:	(13,049,110)
Net unrealized appreciation:	$2,960,903

Centerstone International Fund
Gross unrealized appreciation:	$5,954,925
Gross unrealized depreciation:	(9,677,837)
Net unrealized depreciation:	($3,722,912)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/28/2018

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 8/28/2018